Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disney Savings and Investment Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset
DISNEY SAVINGS AND INVESTMENT PLAN
EIN: 95-4545390, Plan: 011
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value

*	Disney Savings Plan Master Trust	Master Trust Investment Account	$14,268,976,655
*	Notes receivable from participants	Notes mature between January 2026 and December 2055 with interest rates that range from 4.25% to 9.50%.	$89,348,843

* A party-in-interest for which a statutory exemption exists.